Nature of the Organization and Business (Details) - Schedule of Consolidated Financial Statements Reflect the Activities of Zhibao	12 Months Ended
Jun. 30, 2024
Zhibao [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of Zhibao [Line Items]
Date of Incorporation	Jan. 11, 2023
Place of Incorporation	Cayman Islands
% of Ownership	Parent
Principal Activities	Investment holding
Zhibao Technology Holdings Limited (“Zhibao BVI”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of Zhibao [Line Items]
Date of Incorporation	Jan. 12, 2023
Place of Incorporation	British Virgin Islands
% of Ownership	100.00%
Principal Activities	Investment holding
Zhibao Technology Limited (“Zhibao HK”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of Zhibao [Line Items]
Date of Incorporation	Jan. 19, 2023
Place of Incorporation	Hong Kong
% of Ownership	100.00%
Principal Activities	Investment holding
Zhibao China [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of Zhibao [Line Items]
Date of Incorporation	Nov. 24, 2015
Place of Incorporation	PRC
% of Ownership	100.00%
Principal Activities	Managing general underwriter (“MGU”) services
Shanghai Anyi Network Technology Co., Ltd. (“Shanghai Anyi”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of Zhibao [Line Items]
Date of Incorporation	Sep. 18, 2015
Place of Incorporation	PRC
% of Ownership	100.00%
Principal Activities	R&D services
Sunshine Insurance Brokerss (Shanghai) Co., Ltd. (“Sunshine Insurance Brokers”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of Zhibao [Line Items]
Date of Incorporation	Nov. 17, 2011
Place of Incorporation	PRC
% of Ownership	100.00%
Principal Activities	Digital insurance brokerage services and offline insurance brokerage consulting services
Shanghai Zhibao Health Management Co., Ltd. (“Zhibao Health”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of Zhibao [Line Items]
Date of Incorporation	Nov. 16, 2022
Place of Incorporation	PRC
% of Ownership	100.00%
Principal Activities	Healthcare services